Subsequent Events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
26.
SUBSEQUENT EVENTS
a)
On January 23, 2025, the Company completed the Continuation from Canada to Switzerland. As a result of the Continuation, Lithium Argentina's shares were established with a nominal par value of $0.01 per share, resulting in share capital of $1,619 and a capital reserve of $1,499,682.

The share capital is fully paid-in, meaning that the entire issue price of the shares has been fully paid to Lithium Argentina. Lithium Argentina has one class of shares outstanding, being the Common Shares. The Common Shares are not convertible into shares of any other class or series.

b)
As of January 23, 2025, the Company entered into new employment contracts with certain members of the executive management team. These contracts were implemented to ensure compliance with Swiss law and include amendments to provisions related to termination and termination upon a change of control.

In consideration for entering into these new employment agreements, the affected executive management team members were granted restricted share units, with a total aggregate grant value of $3,856 for all impacted individuals.